INVESTMENTS (Summary of Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS [Abstract]
Equity method investments	$ 79,934	$ 59,655
Nonmarketable equity investments without readily determinable fair values	21,205	18,748
Nonmarketable equity investments with readily determinable fair values	76	83
Total investment securities	$ 101,215	$ 78,486